RESTATEMENT OF CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2012
Restatement Of Prior Year Cash Flow [Abstract]
Restatement Of Prior Year Cash Flow [Text Block]
35.	RESTATEMENT OF CONSOLIDATED STATEMENTS OF CASH FLOWS

	2011			2011
	As reported	Adjustments		Restated
Cash flows from operating activities
Net income from continuing operations	$21,062,278			$21,062,278
Adjustments to reconcile net income from continuing operations to net cash from operations:
Depreciation	220,810			220,810
Amortization	1,043,181			1,043,181
(Gain) on extinguishment of debts	(987,518)			(987,518)
Common stock issued for services and employee's compensation	2,139,057			2,139,057
Changes in operating assets and liabilities:
Increase in inventories	(4,477,682)	1,459,570	(1)	(3,018,112)
Increase in deposits and prepaid expenses	1,499,930	(8,874,285)	(2)	(7,374,355)
Decrease (increase) in due to a director	(6,313,946)			(6,313,966)
Increase in accounts payable and accrued expenses	811,258	22,409	(3)	833,667
Increase in other payables	11,798,629	4,949,414	(4)	16,748,043
Increase in accounts receivable	(9,567,456)	(8,683,028)	(5)	(18,250,484)
Increase in cost and estimated earnings in excess of billings on uncompleted contracts	(456,104)			(456,104)
Increase in billings on uncompleted contracts in excess of costs and estimated earnings	1,962,119			1,962,119
Increase in due from related parties	(10,434,519)	10,434,519	(6)	-
Decrease (increase) in due to related parties	643,529			643,529
Decrease (increase) in other receivables	(5,721,191)	2,069,514	(7)	(3,651,677)
Net cash provided by operating activities	3,222,375			4,600,468

Cash flows from investing activities
Purchases of property and equipment	(252,346)			(252,346)
Proceeds of disposal of subsidiaries	557,700			557,700
Investment in unconsolidated equity investees	(1,258,607)			(1,258,607)
Payment for construction in progress	(1,346,394)			(1,346,394)
Net cash used in investing activities	(2,299,647)			(2,299,647)
Cash flows from financing activities
Dividends paid	(573,814)			(573,814)
Net cash provided by (used in) financing activities	(573,814)			(573,814)
Net cash provided by continuing operations	348,914			1,727,007
Cash flows from discontinued operations
Net cash provided by operating activities	-			-
Net cash used in investing activities	(3,137,885)			(3,137,885)
Net cash used in financing activities	-			-
Net cash used in discontinued operations	(3,137,885)			(3,137,885)

Effects on exchange rate changes on cash	286,853	(1,378,093)	(8)	(1,091,240)
Increase in cash and cash equivalents	(2,502,118)			(2,502,118)
Cash and cash equivalents, beginning of year	3,890,026			3,890,026
	1,387,908			1,387,908
Less: cash and cash equivalents at the end of the year - discontinued operations	-			-
Cash and cash equivalents at the end of the year - continuing operations	$1,387,908			$1,387,908

The statement of cash flows has been restated to correct an error related to the reporting of cash flows from sale of subsidiaries during the year ended December 31, 2011. The effects of this restatement are outlined below:

(1)	HYT's inventories have been excluded from the statement of cash flows.
(2)	HYT's deposits and prepaid expenses of $8,874,285 have been excluded from deposits and prepaid expenses.
(3)	HYT's accounts payable and accrued expenses of $22,409 have been excluded from deposits and prepaid expenses.
(4)	HYT'S other payables have been excluded from the statement of cash flows.
(5)	HYT'S accounts receivable have been excluded from the statement of cash flows.
(6)	HYT's due from related parties have been excluded from the statement of cash flows.
(7)	HYT's other receivables have been excluded from the statement of cash flows.
(8)	The Company has recognized an additional exchange loss due to the correction regarding the HYT disposal.